Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income
Interest and fees on loans	$ 116,658	$ 126,594	$ 96,432
Interest on investment securities:
Taxable	11,766	10,697	14,285
Tax-exempt	1,142	1,226	1,442
Interest on federal funds sold	0	22	53
Total Interest Income	129,566	138,539	112,212
Interest Expense
Interest on deposits	11,012	12,358	13,477
Interest on short-term borrowings	342	325	312
Interest on long-term debt	606	618	661
Total Interest Expense	11,960	13,301	14,450
Net Interest Income	117,606	125,238	97,762
Provision for loan losses	4,054	6,848	6,375
Net Interest Income After Provision for Loan Losses	113,552	118,390	91,387
Non-interest Income
Total investment securities impairment losses	0	0	(878)
Noncredit impairment losses recognized in other comprehensive income	0	0	302
Net investment securities impairment losses	0	0	(576)
Gains on sale of investment securities	1,156	764	1,530
Net investment securities gains	1,156	764	954
Service charges	26,583	27,596	26,409
Bankcard revenue	15,063	13,521	12,406
Insurance commissions	5,978	5,832	6,071
Trust and investment management fee income	4,614	3,986	3,774
Bank owned life insurance	3,070	3,391	2,983
Other income	2,258	2,916	2,660
Total Non-interest Income	58,722	58,006	55,257
Non-interest Expense
Salaries and employee benefits	51,749	51,430	43,509
Occupancy and equipment	9,990	9,910	8,186
Depreciation	6,087	5,757	4,605
FDIC insurance expense	1,647	1,852	1,590
Advertising	3,274	2,673	2,589
Bankcard expenses	3,373	2,870	2,662
Postage, delivery, and statement mailings	2,211	2,220	2,079
Office supplies	1,595	1,728	1,669
Legal and professional fees	2,049	3,028	1,786
Telecommunications	1,876	2,212	1,614
Repossessed asset losses, net of expenses	579	646	1,346
Merger related costs	0	5,526	4,708
Other expenses	10,611	13,054	11,058
Total Non-interest Expense	95,041	102,906	87,401
Income Before Income Taxes	77,233	73,490	59,243
Income tax expense	24,271	25,275	20,298
Net Income Available to Common Shareholders	$ 52,962	$ 48,215	$ 38,945
Average common shares outstanding	15,403	15,564	14,714
Employee stock options and warrant	85	144	82
Effect of dilutive securities:
Shares for diluted earnings per share	15,488	15,708	14,796
Basic earnings per common share	$ 3.40	$ 3.07	$ 2.63
Diluted earnings per common share	$ 3.38	$ 3.04	$ 2.61
Dividends declared per common share	$ 1.6	$ 1.48	$ 1.4